Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	001-37603
Entity Registrant Name	BIORESTORATIVE THERAPIES, INC.
Entity Central Index Key	0001505497
Entity Tax Identification Number	30-1341024
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	40 Marcus Drive
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false